Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	$ 867	$ 879
Other financial obligations, long-term	911	967
Total	1,778	1,846
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	602	586
Total	602	586
Leases [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	265	293
Other financial obligations, long-term	911	967
Total	$ 1,176	$ 1,260